Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,292,922)	$ (6,594,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of plant and equipment	9,549	11,032
Amortization of intangible assets	20,381	20,317
Non-cash lease expense	64,419	65,914
Share-based compensation	946,444	861,551
Marketing expense	66,330
Allowance for expected credit loss	2,132,724
Written-off accounts receivable
Written-off inventories
Change in operating assets and liabilities
Accounts receivable	748,178	(213,639)
Deposits, prepayments and other receivables	2,011,708	(1,812,753)
Inventories
Deposit paid for acquisition of intangible assets		115,601
Accounts payable	(856,009)	801,005
Accounts payable, related party	30,648
Receipt in advance	(47,357)	80,272
Operating lease liabilities	(64,419)	(66,446)
Accruals and other payables	742,938	(515,308)
Net cash used in operating activities	(1,487,388)	(7,246,896)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(4,888)	(2,810)
Purchase of long-term investments	(100,444)
Net cash acquired from acquisition of a subsidiary	33,461
Proceeds from disposal of subsidiaries
Net cash used in investing activities	(71,871)	(2,810)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term bank loans	(125,476)	(40,368)
Proceeds from short-term bank loans
Repayments of other borrowings	(318,421)
Proceeds from other borrowings
Proceeds from private placement	1,004,439
Proceeds from convertible promissory notes	335,415
Repayments of promissory notes payable
Net proceeds from IPO offering		8,047,695
Advances from related parties	207,893	5,455
Repayments to related parties	(132,367)	(350,288)
Loan from a shareholder
Proceeds from issue of ordinary shares
Net cash provided by financing activities	971,483	7,662,494
Net (decrease) increase in cash and cash equivalents	(587,776)	412,788
Effect of foreign currency translation on cash and cash equivalents	(137,126)	266,790
Cash and cash equivalents, beginning of year	1,500,148	820,570
Cash and cash equivalents, end of year	775,246	1,500,148
Supplemental cash flow information:
Cash received for interest	6,607	7,560
Cash paid for interest	409,884	290,745
Cash paid for listing fee		185,799
Supplemental disclosure of non-cash investing and financing activities:
Issuance of ordinary shares for acquisition of a subsidiary	1,255,549
Issuance of ordinary shares for acquisition of an intangible assets	$ 909,790